Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Components of Tax Expenses and Benefit
(a)	Tax expense (benefit)

	Year Ended December 31,
	2019	2018

Current (i)	$10,544	$12,804

Deferred
Temporary differences including tax losses (ii)	115,343	(175,679)

Withholding taxes (iii)	31,246	22,231
	$146,589	$(153,448)

Net income statement expense (benefit) for income taxes	$157,133	$(140,644)

(i)	Current taxes
In 2019, a cash payment of $2.6 million (2018 - $4.9 million) was made in respect to current taxes payable. Deferred tax liabilities for withholding taxes are reclassified to current tax prior to settlement.

(ii)	Deferred tax assets
2019 – Mongolia
Deferred tax assets of $494.0 million were recognized at December 31, 2019 in Mongolia, comprised of $169.4 million relating to tax losses that expire if not recovered against taxable income within eight years and $324.6 million relating to accrued but unpaid interest expense and other temporary differences. Tax losses have been calculated in accordance with the provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws.
The Company recognized deferred tax assets at December 31, 2019 to the extent recovery is considered probable. In assessing the probability of recovery, future taxable income, derived from cash flows from detailed life-of-mine
and production plans, were evaluated with reference to commodity price sensitivities, operating cost assumptions, and carry-forward limits.
During the year ended December 31, 2019, the Company decreased its recognized Mongolian deferred tax assets by $90.1 million. The movement in the Mongolian deferred tax asset represented a decrease of $187.8 million in the recognized deferred tax asset for prior year losses and other temporary differences, mainly related to property, plant and equipment. This was partially offset by additional operating losses and accrued but unpaid interest expense incurred by Oyu Tolgoi in the year, which increased the recognized deferred tax asset by $97.7 million.
The adjustment to the previously recognized deferred tax asset for prior year losses and other temporary differences was primarily due to updated operating assumptions in mine planning during the year. This principally included the revised estimation of achievement of sustainable first production, as well as the revised development capital spend for the underground project. The updated mine planning assumptions led to an increase in the amount of loss carry forwards and temporary differences estimated to expire unutilized.

2019 – Canada
Deferred tax assets of $40.1 million were recognized at December 31, 2019 in Canada comprised of $39.6 million relating to non-capital
Canadian tax losses carried forward and $0.5 million relating to other temporary differences. The recognized deferred tax asset decreased during 2019 due to the utilization of non-capital
tax losses carried forward against taxable income in the year.
Non-capital
losses expire if not used to offset taxable income within twenty years.
2018 – Mongolia
Deferred tax assets of $584.2 million were recognized at December 31, 2018 in Mongolia, comprised of $280.1 million relating to tax losses that expire if not recovered against taxable income within eight years and $304.1 million relating to accrued but unpaid interest expense and other temporary differences. During the year ended December 31, 2018, the Company recognized additional Mongolian deferred tax assets of $165.9 million, of which $105.6 million related to 2018 activity. The remaining movement in the Mongolian deferred tax asset was due to an overall strengthening of future taxable income driven by improved long-term commodity price projections and updated operating assumptions in mine planning during 2018. This was partly offset by a reduction of the deferred tax asset recognized for losses incurred in 2016, as the delay to sustainable first production of the underground mine was expected to lead to an increase in the amount of 2016 losses estimated to expire un-utilized.
2018 - Canada
The deferred tax asset at December 31, 2018 of $65.3 million was recognized in relation to non-capital
Canadian tax losses carried forward.

(iii)	Withholding taxes
Withholding tax is accrued on interest owing on the loans and recognized within deferred tax liabilities as interest accrues. Mongolian withholding tax will be due upon receipt of loan interest.

Disclosure of Reconciliation of Average Effective Tax Rate and Applicable Tax Rate
(b)	Reconciliation of income taxes calculated at the statutory rates to the actual tax provision

	Year Ended December 31,
	2019	2018

Income (loss) from operations before taxes	$(319,785)	$253,630

Tax at Canadian combined federal and provincial income tax rate (2019: 26.6%; 2018: 26.73%)	(85,063)	67,795

Tax effect of:

Change in amount of deferred tax recognized	300,237	(152,639)

Difference in tax rates and treatment in foreign jurisdictions	(100,134)	(83,568)

Withholding taxes	31,246	24,670

Non deductible losses and expense	10,847	3,098

	$157,133	$(140,644)

Summary of Deferred Tax Assets and Liabilities
Recognized and unrecognized deferred tax assets and liabilities are shown in the table below:

	Recognized		Unrecognized
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Deferred tax assets

Non-capital losses (i)	$208,921	$345,368	$442,686	$276,492

Capital losses	-	-	116,450	120,626

Other temporary differences including accrued interest	325,157	304,053	133,693	11,674

	$534,078	$649,421	$692,829	$408,792

Deferred tax liabilities (ii)

Withholding tax	(79,180)	(47,934)	-	-

	$(79,180)	$(47,934)	$-	$-

(i)	Unrecognized deferred tax assets relating to Mongolian non-capital losses for which recovery is not considered probable as at December 31, 2019 expire between 2021 and 2025.

(ii)
Deferred tax is not recognized on the unremitted earnings of subsidiaries where the Company is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. At December 31, 2019, deferred tax liabilities have not been recognized in respect of any unremitted earnings (2018: nil).

In addition to the above, the Company has $812.1 million of investment tax credits at December 31, 2019. No deferred tax asset has been recognized in respect of these credits, in accordance with the initial recognition exception in IAS 12
Income taxes
for transactions that are not a part of a business combination and do not affect accounting or taxable profit.